Finance and Other Income - Summary of Finance and Other Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Finance and other income [abstract]
Interest earned on cash deposits	$ 4,955	$ 0	$ 11,230	$ 0
Other	0	(70)	(199)	(18)
Finance and Other Income	$ 4,955	$ (70)	$ 11,031	$ (18)